Regulatory Matters - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Jan. 01, 2014 Subsequent Event [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Period of Retained Earnings For Restriction of Dividend	2 years
Provision for dividend to the Company		$ 7.5
Maximum percentage of secured loans of Bank's common stock and capital surplus	10.00%